PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

9.    PROPERTY, PLANT AND EQUIPMENT

Changes in the net carrying amount of property, plant and equipment are as follows:

	Land,
	buildings and		Telecom-	Projects
	leasehold	Furniture and	munication	under
	improvements	equipment	networks	development	Total
Cost

Balance as of December 31, 2023	$237.2	$1,311.1	$7,959.4	$159.4	$9,667.1
Additions[1]	0.9	52.1	247.3	145.7	446.0
Net change in additions financed with non-cash balances[2]	—	(3.2)	(69.1)	17.8	(54.5)
Reclassification	0.9	8.9	146.6	(156.4)	—
Retirement, disposals and other	(2.3)	(59.4)	(92.4)	—	(154.1)
Balance as of December 31, 2024	236.7	1,309.5	8,191.8	166.5	9,904.5
Additions[1]	0.7	118.8	200.7	167.8	488.0
Net change in additions financed with non-cash balances[2]	—	(7.5)	8.0	5.2	5.7
Reclassification	0.5	9.2	124.5	(134.2)	—
Retirement, disposals and other	(2.4)	(58.0)	(94.8)	0.5	(154.7)
Balance as of December 31, 2025	$235.5	$1,372.0	$8,430.2	$205.8	$10,243.5

Accumulated depreciation and impairment losses

Balance as of December 31, 2023	$106.2	$1,090.1	$5,317.9	$—	$6,514.2
Depreciation	9.8	70.0	455.4	—	535.2
Retirement, disposals and other	(2.3)	(91.7)	(85.2)	—	(179.2)
Balance as of December 31, 2024	113.7	1,068.4	5,688.1	—	6,870.2
Depreciation	7.8	65.2	407.2	—	480.2
Retirement, disposals and other	(2.1)	(56.7)	(87.3)	—	(146.1)
Balance as of December 31, 2025	$119.4	$1,076.9	$6,008.0	$—	$7,204.3

Net carrying amount
As of December 31, 2024	$123.0	$241.1	$2,503.7	$166.5	$3,034.3
As of December 31, 2025	116.1	295.1	2,422.2	205.8	3,039.2
1	Net of government credits received for large investment projects ($35.2 million in 2025 and $26.7 million in 2024) and of deferred subsidies used for the roll-out of telecommunications services in various regions of Québec ($17.3 million in 2025 and $2.8 million in 2024).
2	Includes also the net change in government credits receivable for large investment projects (increases of $6.2 million in 2025 and $67.5 million in 2024).